Payden GNMA Fund
1
Schedule of Investments
- July 31, 2023 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Mortgage Backed (120%
)
173,641 FH 2B4763 ARM , (12 mo. LIBOR USD +
1.620%), 3.87%, 10/01/45 (a) $ 173
72,454 FHLMC Multifamily Structured Pass-Through
Certificates KI06, (1 mo. LIBOR USD +
0.220%), 5.44%, 3/25/25 (a) 72
691,906 FHLMC Multifamily Structured Pass-Through
Certificates Q013, 1.74%, 5/25/50 (b) 660
222,886 FN BM2007 30YR , 4.00%, 9/01/48  211
1,120,313 FN FM9195 30YR , 2.50%, 10/01/51  947
82,540 FNR FA 2007-110, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.734%),
5.80%, 12/25/37 (a) 82
24,305 FNR FE 2010-86, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.564%),
5.63%, 8/25/25 (a) 24
172,291 G2 3711 30YR , 5.50%, 5/20/35  177
221,283 G2 3747 30YR , 5.00%, 8/20/35  224
139,698 G2 3772 30YR , 5.00%, 10/20/35  141
272,928 G2 3785 30YR , 5.00%, 11/20/35  277
302,696 G2 4802 30YR , 5.00%, 9/20/40  307
1,028,841 G2 4853 30YR , 4.00%, 11/20/40  995
335,067 G2 4978 30YR , 4.50%, 3/20/41  332
378,770 G2 5083 30YR , 5.00%, 6/20/41  384
1,199,156 G2 5115 30YR , 4.50%, 7/20/41  1,187
179,697 G2 5140 30YR , 4.50%, 8/20/41  178
461,611 G2 5233 30YR , 4.00%, 11/20/41  446
1,032,308 G2 5258 30YR , 3.50%, 12/20/41  967
621,636 G2 5332 30YR , 4.00%, 3/20/42  601
460,326 G2 770239 30YR , 4.00%, 2/20/42  445
1,418,411 G2 785219 30YR , 2.00%, 12/20/50  1,174
602,859 G2 785289 ARM , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
1.500%), 2.86%, 12/20/47 (a) 589
1,812,524 G2 785524 ARM , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
1.528%), 3.23%, 12/20/41 (a) 1,760
135,439 G2 80029 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
3.63%, 1/20/27 (a) 131
248,541 G2 80052 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
3.63%, 3/20/27 (a) 239
176,020 G2 80059 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.88%, 4/20/27 (a) 172
384,300 G2 80074 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.88%, 5/20/27 (a) 375
736,600 G2 80152 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
3.63%, 1/20/28 (a) 725
201,678 G2 80154 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
3.63%, 1/20/28 (a) 197
297,824 G2 80169 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
3.63%, 2/20/28 (a) 287
438,340 G2 80184 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.88%, 4/20/28 (a) 431
Principal
or Shares Security Description
Value
(000)
495,252 G2 80319 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.63%, 9/20/29 (a) $ 480
437,503 G2 80637 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.63%, 9/20/32 (a) 422
898,626 G2 80795 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.75%, 12/20/33 (a) 868
325,883 G2 80826 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
3.63%, 2/20/34 (a) 322
555,586 G2 80835 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
3.63%, 2/20/34 (a) 550
489,977 G2 81282 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
3.63%, 3/20/35 (a) 485
486,466 G2 82074 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.88%, 5/20/38 (a) 477
337,299 G2 82107 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.63%, 7/20/38 (a) 327
668,199 G2 82457 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
3.63%, 1/20/40 (a) 664
363,151 G2 82463 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
3.63%, 1/20/40 (a) 361
93,945 G2 83031 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
4.63%, 1/20/42 (a) 91
209,546 G2 8991 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.75%, 10/20/26 (a) 203
929,202 G2 AY5132 , 3.25%, 7/20/37  861
1,038,730 G2 AY5138 , 3.25%, 12/20/37  963
153,441 G2 MA0312 , 3.50%, 8/20/42  140
187,785 G2 MA0387 , 3.50%, 9/20/42  171
1,396,238 G2 MA0698 30YR , 3.00%, 1/20/43  1,271
1,267,038 G2 MA1012 30YR , 3.50%, 5/20/43  1,190
1,116,630 G2 MA1089 30YR , 3.00%, 6/20/43  1,018
1,096,142 G2 MA1520 30YR , 3.00%, 12/20/43  1,000
1,031,373 G2 MA2304 30YR , 4.00%, 10/20/44  996
938,704 G2 MA2522 30YR , 4.00%, 1/20/45  906
623,547 G2 MA2767 ARM , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
1.500%), 2.50%, 4/20/45 (a) 620
448,897 G2 MA3454 30YR , 3.50%, 2/20/46  419
820,708 G2 MA3520 30YR , 3.00%, 3/20/46  742
862,914 G2 MA3597 30YR , 3.50%, 4/20/46  805
1,424,108 G2 MA3662 30YR , 3.00%, 5/20/46  1,290
882,450 G2 MA3663 30YR , 3.50%, 5/20/46  824
765,352 G2 MA3735 30YR , 3.00%, 6/20/46  693
741,925 G2 MA3802 30YR , 3.00%, 7/20/46  673
706,026 G2 MA3936 30YR , 3.00%, 9/20/46  640
478,217 G2 MA4003 30YR , 3.00%, 10/20/46  432
592,320 G2 MA4069 30YR , 3.50%, 11/20/46  553
711,324 G2 MA4195 30YR , 3.00%, 1/20/47  643
445,179 G2 MA4197 30YR , 4.00%, 1/20/47  427
689,344 G2 MA4262 30YR , 3.50%, 2/20/47  643
887,266 G2 MA4321 30YR , 3.50%, 3/20/47  828
498,051 G2 MA4322 30YR , 4.00%, 3/20/47  477

Payden Mutual Funds
Payden GNMA Fund
continued
Principal
or Shares Security Description
Value
(000)
256,514 G2 MA4382 30YR , 3.50%, 4/20/47  $ 239
367,597 G2 MA4510 30YR , 3.50%, 6/20/47  343
792,535 G2 MA4719 30YR , 3.50%, 9/20/47  737
947,046 G2 MA4962 30YR , 3.50%, 1/20/48  884
333,490 G2 MA5816 30YR , 3.50%, 3/20/49  310
2,144,599 G2 MA6473 30YR , 2.50%, 2/20/50  1,865
509,517 G2 MA6709 30YR , 2.50%, 6/20/50  442
1,915,235 G2 MA6818 30YR , 2.00%, 8/20/50  1,613
2,201,320 G2 MA6931 30YR , 2.50%, 10/20/50  1,907
2,241,623 G2 MA7051 30YR , 2.00%, 12/20/50  1,885
1,549,913 G2 MA7367 30YR , 2.50%, 5/20/51  1,342
2,079,148 G2 MA7471 30YR , 2.00%, 7/20/51  1,745
2,491,945 G2 MA7472 30YR , 2.50%, 7/20/51  2,154
2,633,227 G2 MA7533 30YR , 2.00%, 8/20/51  2,206
2,063,243 G2 MA7535 30YR , 3.00%, 8/20/51  1,844
2,733,008 G2 MA7589 30YR , 2.50%, 9/20/51  2,360
2,648,170 G2 MA7648 30YR , 2.00%, 10/20/51  2,217
2,143,184 G2 MA7705 30YR , 2.50%, 11/20/51  1,850
2,260,811 G2 MA7706 30YR , 3.00%, 11/20/51  2,019
2,435,115 G2 MA7766 30YR , 2.00%, 12/20/51  2,039
2,641,493 G2 MA7767 30YR , 2.50%, 12/20/51  2,280
1,825,995 G2 MA7768 30YR , 3.00%, 12/20/51  1,629
2,749,260 G2 MA7881 30YR , 2.50%, 2/20/52  2,372
2,750,858 G2 MA7987 30YR , 2.50%, 4/20/52  2,374
1,858,222 G2 MA7990 30YR , 4.00%, 4/20/52  1,751
2,214,238 G2 MA8097 30YR , 2.50%, 6/20/52  1,911
2,463,476 G2 MA8146 30YR , 2.00%, 7/20/52  2,063
1,395,729 G2 MA8266 30YR , 3.50%, 9/20/52  1,283
987,796 G2 MA8948 30YR , 5.50%, 6/20/53  982
2,600,000 G2SF , 2.00%, 8/20/5330YR TBA (c) 2,174
1,540,000 G2SF , 2.50%, 8/20/5330YR TBA (c) 1,328
3,850,000 G2SF , 3.50%, 8/20/5330YR TBA (c) 3,538
2,000,000 G2SF , 4.00%, 8/20/5330YR TBA (c) 1,884
4,100,000 G2SF , 4.50%, 8/20/5330YR TBA (c) 3,944
3,100,000 G2SF , 5.00%, 8/20/5330YR TBA (c) 3,038
1,600,000 G2SF , 5.50%, 8/20/5330YR TBA (c) 1,590
3,580,000 G2SF , 6.00%, 8/20/5330YR TBA (c) 3,597
178,582 GN 366983 30YR , 4.00%, 6/15/41  172
281,440 GN 455989 , 5.00%, 7/15/26  270
53,941 GN 558954 , 5.25%, 5/15/29  53
301,035 GN 558956 , 4.50%, 6/15/29  296
123,681 GN 605099 30YR , 5.50%, 3/15/34  125
309,387 GN 616826 30YR , 5.50%, 1/15/35  312
587,836 GN 710868 30YR , 5.50%, 9/15/39  606
227,629 GN 728153 , 5.50%, 10/15/29  229
75,992 GN 728159 , 5.25%, 11/15/29  76
128,186 GN 781810 30YR , 5.50%, 10/15/34  131
628,347 GN 784370 30YR , 4.00%, 7/15/45  600
1,032,022 GN 785986 30YR , 3.00%, 10/15/51  918
315,794 GNR AF 2012-18, (1 mo. Term Secured
Overnight Financing Rate + 0.414%), 5.67%,
2/20/38 (a) 314
30,142 GNR AH 2015-159, 2.50%, 5/20/43  29
673,724 GNR F 2004-56, (1 mo. Term Secured
Overnight Financing Rate + 0.514%), 5.77%,
6/20/33 (a) 674
165,254 GNR FA 2001-35, (1 mo. Term Secured
Overnight Financing Rate + 0.364%), 5.59%,
8/16/31 (a) 165
47,973 GNR FA 2002-13, (1 mo. Term Secured
Overnight Financing Rate + 0.614%), 5.84%,
2/16/32 (a) 48
Principal
or Shares Security Description
Value
(000)
60,449 GNR FA 2002-72, (1 mo. Term Secured
Overnight Financing Rate + 0.514%), 5.77%,
10/20/32 (a) $ 60
27,807 GNR FB 2002-72, (1 mo. Term Secured
Overnight Financing Rate + 0.514%), 5.77%,
10/20/32 (a) 28
211,893 GNR FB 2007-76, (1 mo. Term Secured
Overnight Financing Rate + 0.614%), 5.87%,
11/20/37 (a) 211
582,737 GNR FB 2008-11, (1 mo. Term Secured
Overnight Financing Rate + 0.714%), 5.97%,
2/20/38 (a) 582
350,320 GNR FC 2003-71, (1 mo. Term Secured
Overnight Financing Rate + 0.614%), 5.87%,
7/20/33 (a) 351
492,493 GNR FC 2007-54, (1 mo. Term Secured
Overnight Financing Rate + 0.374%), 5.63%,
9/20/37 (a) 489
931,209 GNR FC 2018-91, (1 mo. LIBOR USD +
0.300%), 5.51%, 7/20/48 (a) 899
325,693 GNR FE 2002-72, (1 mo. Term Secured
Overnight Financing Rate + 0.514%), 5.77%,
10/20/32 (a) 326
337,831 GNR FG 2004-86, (1 mo. Term Secured
Overnight Financing Rate + 0.514%), 5.77%,
7/20/34 (a) 336
525,313 GNR FH 2004-59, (1 mo. Term Secured
Overnight Financing Rate + 0.364%), 5.59%,
8/16/34 (a) 524
189,399 GNR FH 2008-2, (1 mo. Term Secured
Overnight Financing Rate + 0.564%), 5.82%,
1/20/38 (a) 188
636,218 GNR FJ 2019-6, (1 mo. Term Secured Overnight
Financing Rate + 0.514%), 5.77%, 1/20/49 (a) 618
732,625 GNR FK 2006-60, (1 mo. Term Secured
Overnight Financing Rate + 0.314%), 5.54%,
11/20/36 (a) 727
301,371 GNR LF 2011-153, (1 mo. Term Secured
Overnight Financing Rate + 0.364%), 5.59%,
7/16/41 (a) 296
1,733,010 GNR ST 2014-79, 33.00%, 7/20/29 (b)(d) 1
687,928 GNR UF 2008-67, (1 mo. Term Secured
Overnight Financing Rate + 0.564%), 5.82%,
6/20/38 (a) 688
Total Mortgage Backed (Cost - $127,914)
118,466
Investment Company (1%
)
1,131,521 Payden Cash Reserves Money Market Fund *
(Cost - $1,132)
1,132
Total Investments (Cost - $129,046) (121%)
119,598
Liabilities in excess of Other Assets (-21%)
(20,825)
Net Assets (100%) $ 98,773
* Affiliated investment.
(a) Floating rate security. The rate shown reflects the rate in effect at July 31,
2023.
(b) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c) Security was purchased on a delayed delivery basis.
(d) Yield to maturity at time of purchase.

Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(000s)
Long Contracts:
U.S. Treasury 10-Year Note Future 38 Sep-23 $ 4,233 $ 14 $ 14